CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts	$ 8,404	$ 12,229
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	81,118,387	80,612,389
Ordinary shares, shares outstanding	77,636,864	77,130,866
Treasury stock, ordinary shares	3,481,523	3,481,523